ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE PRIME RESERVE FUND
Unaudited		August 31, 2007
Portfolio of Investments †	$ Par	Value
(Amounts in 000s)

ASSET BACKED SECURITIES 0.2%
Holmes Master Issuer
Series 2006-1A, Class 1A, VR
5.591%, 1/15/16 (1)	11,250	11,250
Total Asset Backed Securities (Cost $11,250)		11,250

BANK NOTE 3.4%
American Express Bank, VR, 5.511%, 12/13/07	28,000	28,000
Bank of America, 5.30%, 11/5/07	50,000	50,000
HSBC Bank, VR, 5.43%, 9/21/07	19,800	19,801
M&I Marshall & Ilsley Bank, 5.162%, 12/17/07	20,500	20,493
National City Bank, VR, 5.38%, 2/7/08	2,000	2,001
National City Bank, VR, 5.38%, 5/2/08	4,750	4,753
National City Bank, VR, 5.49%, 2/13/08	1,000	1,000
National City Bank, VR, 5.521%, 3/13/08	21,500	21,501
PNC Bank, VR, 5.519%, 6/17/08	27,000	26,996
U.S. Bank, VR, 5.265%, 2/8/08	2,700	2,699
Westpac Banking, VR, 5.32%, 1/29/08	19,400	19,399
Total Bank Note (Cost $196,643)		196,643
CERTIFICATES OF DEPOSIT 16.7%
Domestic 5.3% (2)
Bank of New York, VR, 5.379%, 5/2/08	1,750	1,750
Branch Banking & Trust, 5.33%, 9/12/07	44,750	44,750
Citibank, 5.32%, 9/13/07	37,750	37,750
Citibank, 5.32%, 9/21/07	1,000	1,000
Depfa Bank, 5.65%, 10/5/07	34,750	34,750
Dexia Credit Local New York, 5.50%, 10/2/07	32,000	32,000
Dexia Credit Local New York, VR, 5.455%, 3/28/08	3,500	3,500
Dexia Credit Local New York, VR, 5.463%, 1/25/08	20,000	19,999
Fifth Third Bank, VR, 5.27%, 2/4/08	31,500	31,496
Harris Bank, 5.34%, 12/4/07	25,750	25,750
PNC Bank, 5.33%, 10/19/07	5,750	5,750
SunTrust Bank, VR, 5.473%, 10/29/07	9,000	9,000
SunTrust Bank, VR, 5.564%, 9/14/07	30,700	30,700
Wilmington Trust, 5.29%, 10/5/07	28,750	28,749
		306,944
Eurodollar 2.5% (3)
Alliance & Leicester, 5.32%, 10/23/07	15,000	15,000
Alliance & Leicester, 5.375%, 12/17/07	10,000	10,000
Deutsche Bank, 5.305%, 11/19/07	45,000	44,997
DnB NOR Bank, 5.33%, 9/28/07	15,000	15,000
KBC Bank NV, 5.32%, 9/5/07	23,000	23,000
Northern Rock, 5.56%, 9/17/07	26,000	26,000
Societe Generale, 5.275%, 10/1/07	15,000	15,000
		148,997
Yankee 8.9% (4)
Abbey National Treasury Services, 5.29%, 10/26/07	3,000	2,999
Banco Bilbao Vizcaya, 5.32%, 9/20/07	9,750	9,750
Banco Bilbao Vizcaya, 5.415%, 3/17/08	22,750	22,752
Banco Bilbao Vizcaya, 5.67%, 10/5/07	16,000	16,000
Bank of Ireland, 5.325%, 11/8/07	10,000	10,000
Bank of Montreal (Chicago), 5.34%, 12/5/07	12,750	12,750
Bank of Nova Scotia, VR, 5.263%, 4/2/08	17,000	16,997
Bank of Nova Scotia, VR, 5.268%, 10/3/07	17,000	16,999
Barclays Bank, 5.35%, 4/14/08	47,500	47,500
Barclays Bank, 5.36%, 12/19/07	19,750	19,750
BNP Paribas, VR, 5.268%, 7/3/08	5,000	4,998
BNP Paribas, VR, 5.30%, 10/3/07	13,000	13,000
Calyon (New York), VR, 5.30%, 9/13/07	29,000	29,000
Calyon (New York), VR, 5.30%, 10/3/07	14,500	14,500
Canadian Imperial Bank of Commerce, VR, 5.701%, 3/17/08	32,000	32,020
Fortis Bank, VR, 5.561%, 10/15/07	10,000	10,000
Rabobank Nederland, 5.25%, 9/6/07	25,000	25,000
Royal Bank of Canada, VR, 5.273%, 4/3/08	26,500	26,495
Royal Bank of Canada, VR, 5.275%, 4/4/08	9,000	8,998
Royal Bank of Scotland, VR, 5.273%, 4/3/08	2,000	2,000
Royal Bank of Scotland, VR, 5.45%, 3/26/08	5,000	4,999
Skandinaviska Enskilda Banken, 5.32%, 10/22/07	32,250	32,250
Societe Generale, VR, 5.455%, 9/21/07	14,500	14,500
Societe Generale, VR, 5.455%, 9/21/07	5,000	5,000
Swedbank, VR, 5.278%, 4/3/08	7,750	7,749
Swedbank, VR, 5.315%, 9/17/07	13,500	13,500
Toronto-Dominion Bank, 5.30%, 9/28/07	5,000	5,000
Toronto-Dominion Bank, 5.32%, 9/28/07	28,000	28,000
Toronto-Dominion Bank, 5.365%, 10/26/07	10,750	10,751
UBS AG, 5.35%, 11/8/07	58,750	58,750
		522,007
Total Certificates of Deposit (Cost $977,948)		977,948
COMMERCIAL PAPER 55.0%
4(2) 36.6%
Allied Irish Bank, 5.25%, 10/19/07	7,000	6,951
Allied Irish Bank, 5.27%, 11/8/07	14,750	14,603
Alpine Securitization, 5.25%, 10/5/07	16,750	16,667
Alpine Securitization, 5.25%, 10/9/07	12,250	12,182
Alpine Securitization, 5.25%, 10/25/07	7,500	7,441
Alpine Securitization, 5.32%, 11/9/07	22,350	22,122
Alpine Securitization, 6.00%, 9/6/07	16,500	16,486
AT&T, 5.26%, 9/27/07 (1)	2,500	2,491
Atlantic Asset Securitization, 5.25%, 10/25/07	1,806	1,792
Atlantic Asset Securitization, 5.268%, 9/21/07	13,905	13,864
Atlantic Asset Securitization, 5.33%, 10/9/07	5,048	5,020
Atlantic Asset Securitization, 5.70%, 9/12/07	15,500	15,473
Atlantic Asset Securitization, 5.70%, 9/13/07	8,011	7,996
Atlantic Asset Securitization, 5.70%, 9/14/07	11,000	10,977
Atlantic Asset Securitization, 5.75%, 9/17/07	3,607	3,598
Atlantic Asset Securitization, 5.81%, 10/26/07	20,417	20,236
Atlantic Asset Securitization, 6.05%, 9/19/07	4,754	4,740
Atlantic Industries, 5.25%, 9/12/07	2,303	2,299
Bank of America Credit Card Trust, 5.26%, 10/10/07 (1)	19,750	19,637
Bank of America Credit Card Trust, 5.26%, 10/11/07 (1)	3,000	2,982
Bank of America Credit Card Trust, 5.27%, 10/29/07 (1)	15,000	14,873
Bank of America Credit Card Trust, 5.76%, 9/13/07 (1)	9,315	9,297
Bank of America Credit Card Trust, 5.80%, 9/13/07 (1)	2,000	1,996
Bank of America Credit Card Trust, 6.10%, 11/20/07 (1)	1,250	1,233
Bank of America Credit Card Trust, 6.25%, 10/12/07 (1)	31,000	30,779
Bank of Ireland, 5.165%, 11/8/07	1,650	1,634
Bank of Ireland, 5.25%, 10/16/07	4,400	4,371
BASF Aktiengesellschaft, 5.25%, 9/7/07	13,000	12,989
BASF Aktiengesellschaft, 5.26%, 9/28/07	20,000	19,921
Bryant Park Funding, 5.727%, 9/24/07 (1)	19,000	18,930
Bryant Park Funding, 6.00%, 11/21/07 (1)	2,071	2,043
Bryant Park Funding, 6.00%, 11/28/07 (1)	23,000	22,663
Bryant Park Funding, 6.10%, 9/17/07 (1)	9,048	9,023
Bryant Park Funding, 6.222%, 9/19/07 (1)	7,062	7,040
Bryant Park Funding, 6.25%, 9/25/07 (1)	24,000	23,900
Cafco, 5.25%, 9/12/07	11,000	10,982
Cafco, 5.26%, 9/10/07	3,000	2,996
Cafco, 5.26%, 9/21/07	1,100	1,097
Cafco, 5.27%, 9/19/07	14,000	13,963
Cafco, 5.28%, 9/5/07	12,375	12,368
Cafco, 5.28%, 9/18/07	5,100	5,087
Cafco, 5.40%, 9/4/07	20,000	19,991
Cafco, 5.80%, 11/20/07	7,500	7,403
Cargill Global Funding, 5.52%, 9/11/07	20,000	19,969
Chariot Funding, 5.25%, 10/12/07 (1)	3,000	2,982
Chariot Funding, 5.296%, 9/7/07 (1)	7,326	7,320
Chariot Funding, 5.70%, 9/13/07 (1)	11,400	11,378
Chariot Funding, 5.774%, 10/15/07 (1)	6,300	6,256
Chariot Funding, 6.05%, 10/16/07 (1)	14,000	13,894
Chariot Funding, 6.067%, 9/17/07 (1)	19,750	19,697
Chariot Funding, 6.10%, 9/19/07 (1)	16,785	16,734
Ciesco, 5.25%, 11/9/07	34,750	34,400
Ciesco, 5.26%, 9/12/07	20,000	19,968
Ciesco, 5.27%, 9/19/07	14,000	13,963
Ciesco, 5.28%, 9/25/07	3,635	3,622
Ciesco, 5.60%, 9/14/07	3,000	2,994
Ciesco, 6.05%, 9/11/07	9,000	8,985
Citibank Credit Card Issuance Trust, 5.25%, 9/10/07	2,400	2,397
Citibank Credit Card Issuance Trust, 5.25%, 10/5/07	22,850	22,737
Citibank Credit Card Issuance Trust, 5.255%, 9/10/07	50,000	49,934
Citibank Credit Card Issuance Trust, 6.20%, 9/7/07	6,750	6,743
Coca-Cola, 5.20%, 12/7/07	37,250	36,728
CRC Funding, 5.25%, 12/6/07	24,000	23,664
CRC Funding, 5.26%, 9/6/07	2,000	1,999
CRC Funding, 5.54%, 10/9/07	15,000	14,912
CRC Funding, 5.85%, 9/7/07	1,555	1,553
CRC Funding, 5.85%, 10/12/07	38,750	38,492
Danske, 5.247%, 9/5/07	23,375	23,361
Danske, 5.25%, 9/11/07	7,800	7,789
Danske, 5.66%, 10/5/07	8,000	7,961
Du Pont (El) de Nemours, 5.23%, 9/5/07	11,000	10,994
Du Pont (El) de Nemours, 5.23%, 9/26/07	10,000	9,964
Eksportfinans ASA, 5.28%, 9/6/07 (1)	10,289	10,281
Emerson Electric, 5.20%, 9/4/07	14,499	14,493
Emerson Electric, 5.20%, 9/5/07	5,000	4,997
Fairway Finance, 5.25%, 9/7/07	6,000	5,995
Fairway Finance, 5.25%, 10/15/07	1,600	1,590
Fairway Finance, 5.26%, 10/25/07	1,150	1,141
Fairway Finance, 5.265%, 9/28/07	9,000	8,964
Fairway Finance, 5.75%, 9/6/07	37,880	37,850
Fairway Finance, 6.05%, 9/20/07	19,500	19,438
Fairway Finance, 6.10%, 9/10/07	4,372	4,365
Fairway Finance, 6.10%, 9/27/07	5,000	4,978
Falcon Asset Securitization, 5.34%, 10/2/07	5,000	4,977
Falcon Asset Securitization, 6.016%, 9/21/07	44,000	43,853
Falcon Asset Securitization, 6.069%, 9/24/07	27,103	26,998
Falcon Asset Securitization, 6.10%, 9/17/07	3,174	3,165
Falcon Asset Securitization, 6.10%, 9/20/07	5,232	5,215
Grampian Funding, 5.25%, 9/24/07	72,750	72,506
Hartford Financial Services, 5.50%, 9/24/07 (1)	16,000	15,944
Hewlett-Packard, 5.25%, 9/21/07 (1)	19,500	19,443
John Deere Capital, 5.28%, 9/18/07 (1)	1,000	998
Jupiter Securitization, 5.25%, 10/9/07 (1)	4,000	3,978
Jupiter Securitization, 5.70%, 9/11/07 (1)	39,000	38,938
Jupiter Securitization, 5.75%, 9/4/07 (1)	4,000	3,998
Jupiter Securitization, 6.00%, 9/7/07 (1)	3,198	3,195
Jupiter Securitization, 6.00%, 9/25/07 (1)	25,500	25,398
Jupiter Securitization, 6.10%, 9/24/07 (1)	8,500	8,467
Kitty Hawk Funding, 5.70%, 9/14/07	9,350	9,331
Massachusetts Mutual Life, 5.27%, 9/18/07 (1)	20,350	20,299
Massachusetts Mutual Life, 5.30%, 9/12/07 (1)	7,640	7,628
National Australia Funding, Delaware, 5.34%, 9/14/07	22,000	21,958
Nationwide Building Society, 5.53%, 9/13/07 (1)	15,000	14,972
Natixis, 5.51%, 10/5/07 (1)	69,750	69,387
Northern Rock, 5.26%, 9/6/07 (1)	1,300	1,299
Old Line Funding, 5.25%, 9/14/07	2,000	1,996
Old Line Funding, 5.26%, 9/4/07	20,000	19,991
Old Line Funding, 5.26%, 9/7/07	17,221	17,206
Old Line Funding, 5.26%, 9/13/07	1,000	998
Old Line Funding, 5.30%, 11/14/07	5,000	4,946
Old Line Funding, 5.348%, 9/5/07	8,845	8,840
Old Line Funding, 6.00%, 9/20/07	7,500	7,476
Old Line Funding, 6.00%, 10/16/07	1,367	1,357
Old Line Funding, 6.05%, 10/19/07	20,000	19,839
Pitney Bowes, 5.20%, 9/5/07 (1)	19,500	19,489
Ranger Funding, 5.25%, 9/18/07	27,000	26,933
Ranger Funding, 5.25%, 9/19/07	3,000	2,992
Ranger Funding, 5.26%, 10/9/07	2,008	1,997
Ranger Funding, 5.27%, 9/14/07	14,500	14,472
Ranger Funding, 5.35%, 9/4/07	4,000	3,998
Ranger Funding, 6.05%, 9/21/07	1,519	1,514
Ranger Funding, 6.10%, 10/5/07	5,000	4,971
Ranger Funding, 6.15%, 9/25/07	4,050	4,033
Ranger Funding, 6.15%, 10/30/07	1,658	1,641
Ranger Funding, 6.25%, 10/12/07	21,000	20,851
Sanofi Aventis, 5.29%, 9/5/07 (1)	25,000	24,985
Siemens Capital, 5.25%, 9/24/07 (1)	40,000	39,866
SIGMA Finance, 5.25%, 9/19/07	8,000	7,979
SIGMA Finance, 5.25%, 11/2/07	2,750	2,725
Solitaire Funding, 5.25%, 9/18/07 (1)	43,750	43,642
Solitaire Funding, 5.25%, 9/21/07 (1)	1,250	1,246
Solitaire Funding, 5.25%, 10/3/07 (1)	26,000	25,879
Solitaire Funding, 5.265%, 10/1/07 (1)	5,000	4,978
Solitaire Funding, 5.836%, 9/24/07 (1)	8,400	8,369
Sysco, 5.25%, 9/24/07	6,882	6,859
TIAA-CREF, 5.30%, 9/21/07	65,000	64,809
Tulip Funding, 6.15%, 9/25/07	42,750	42,575
Tulip Funding, 6.35%, 9/28/07	26,750	26,623
Unilever Capital, 5.31%, 11/27/07	9,000	8,885
Variable Funding Capital, 5.70%, 9/13/07	25,000	24,952
Variable Funding Capital, 6.00%, 9/26/07	11,000	10,954
Variable Funding Capital, VR, 5.30%, 3/7/08 (1)	29,000	29,000
Wal-Mart Funding, 6.00%, 9/20/07	64,500	64,296
Walgreen, 5.30%, 9/6/07 (1)	18,000	17,987
Yorktown Capital, 5.27%, 9/21/07	18,000	17,947
Yorktown Capital, 5.355%, 9/13/07	17,105	17,074
Yorktown Capital, 6.07%, 9/26/07	17,000	16,928
Yorktown Capital, 6.12%, 10/5/07	6,000	5,965
		2,139,628
Non-4(2) 18.4%
American Honda Finance, 5.26%, 9/13/07	1,000	998
Bank of America, 5.253%, 9/25/07	3,500	3,488
Capital One Multi-Asset Executive Trust, 5.27%, 10/4/07	24,000	23,884
Capital One Multi-Asset Executive Trust, 5.27%, 10/16/07	1,000	993
Catholic Health Initiatives, 5.35%, 11/1/07	18,250	18,250
Catholic Health Initiatives, 5.35%, 11/6/07	5,600	5,600
Catholic Health Initiatives, 5.38%, 11/6/07	10,000	10,000
Catholic Health Initiatives, 5.47%, 9/5/07	7,000	7,000
CBA Finance, Delaware, 5.25%, 9/13/07	1,005	1,003
CBA Finance, Delaware, 5.25%, 9/17/07	27,000	26,937
CBA Finance, Delaware, 5.25%, 9/28/07	1,125	1,121
Chicago O'Hare International Airport, 5.35%, 10/15/07	2,250	2,250
Citigroup Funding, 5.25%, 10/24/07	12,500	12,403
Cornell University, 5.25%, 9/6/07	14,000	13,990
Cornell University, 5.27%, 10/10/07	15,300	15,213
Cornell University, 5.27%, 11/6/07	5,500	5,447
Credit Suisse First Boston, 5.25%, 9/13/07	3,000	2,995
DaimlerChrysler Revenue Auto, 5.26%, 9/10/07	2,000	1,997
DaimlerChrysler Revenue Auto, 5.26%, 11/5/07	5,000	4,953
DaimlerChrysler Revenue Auto, 5.29%, 11/8/07	13,000	12,870
DaimlerChrysler Revenue Auto, 5.58%, 11/13/07	12,200	12,062
DaimlerChrysler Revenue Auto, 6.15%, 9/24/07	7,000	6,972
Dexia Delaware, 5.255%, 11/14/07	14,000	13,849
Dexia Delaware, 5.27%, 9/21/07	500	499
DnB NOR Bank, 5.16%, 11/13/07	16,200	16,030
Electricite de France, 5.225%, 9/4/07	523	523
Electricite de France, 5.30%, 9/28/07	35,000	34,861
European Investment Bank, 5.33%, 9/17/07	64,750	64,597
FCAR Owner Trust, 5.25%, 9/20/07	10,000	9,972
FCAR Owner Trust, 5.25%, 9/21/07	30,000	29,913
FCAR Owner Trust, 5.26%, 10/24/07	30,750	30,512
FCAR Owner Trust, 5.26%, 10/25/07	3,000	2,976
FCAR Owner Trust II, 5.26%, 9/21/07	3,000	2,991
FCAR Owner Trust II, 5.27%, 9/20/07	2,000	1,994
General Electric, 5.25%, 9/27/07	31,750	31,630
Goldman Sachs, 5.25%, 10/30/07	5,000	4,957
HBOS Treasury Service Sydney, 5.25%, 10/26/07	3,000	2,976
HBOS Treasury Service Sydney, 5.50%, 9/4/07	2,000	1,999
HBOS Treasury Services, 5.25%, 10/25/07	2,000	1,984
ING Funding, U.S., 5.25%, 11/5/07	1,250	1,238
ING Funding, U.S., 5.37%, 9/25/07	3,561	3,548
Intesa Funding, 5.24%, 9/4/07	25,000	24,989
Intesa Funding, 5.464%, 9/14/07	2,100	2,096
JPMorgan Chase, 5.255%, 11/6/07	20,000	19,807
K2, 5.25%, 9/14/07	24,000	23,955
K2, 5.26%, 10/1/07	5,000	4,978
Links Finance, 5.23%, 9/10/07	13,000	12,983
Links Finance, 5.25%, 9/18/07	12,500	12,469
Los Angeles Airport, 5.26%, 10/10/07	18,750	18,643
Merrill Lynch, 5.25%, 9/25/07	25,000	24,913
Morgan Stanley Dean Witter, 5.40%, 12/27/07	41,750	41,017
New York State Power Authority, 5.25%, 9/10/07	15,000	14,980
New York State Power Authority, 5.26%, 9/6/07	6,329	6,324
New York State Power Authority, 5.275%, 10/3/07	10,852	10,801
Nordea North America, 5.25%, 11/8/07	32,250	31,930
Northwestern University, 5.26%, 10/10/07	5,000	4,972
NSTAR Electric, 5.30%, 9/5/07	12,300	12,293
Park Avenue Receivables, 5.25%, 9/7/07 (1)	24,638	24,616
Park Avenue Receivables, 5.25%, 10/12/07 (1)	12,300	12,226
Park Avenue Receivables, 5.29%, 11/2/07 (1)	21,000	20,809
Park Avenue Receivables, 6.10%, 9/25/07 (1)	26,500	26,392
Proctor & Gamble International Funding, 5.24%, 9/12/07	19,750	19,718
Proctor & Gamble International Funding, 5.25%, 9/20/07	30,000	29,917
Rabobank USA Financial, 5.26%, 9/4/07	59,000	58,974
Societe Generale North America, 5.25%, 9/10/07	1,700	1,698
Societe Generale North America, 5.25%, 9/18/07	1,200	1,197
Societe Generale North America, 5.26%, 9/27/07	590	588
Societe Generale North America, 5.27%, 9/17/07	4,800	4,789
Stanford University, 5.25%, 10/3/07	4,000	3,981
Svenska Handelsbanken, 5.25%, 10/18/07	1,500	1,490
Swedbank, 5.25%, 10/10/07	1,000	994
Swedbank, 5.257%, 9/6/07	3,700	3,697
UBS Americas, 5.20%, 9/4/07	7,000	6,997
UBS Finance, Delaware, 5.27%, 10/2/07	4,526	4,505
University of North Carolina, Chapel Hill, 5.41%, 11/6/07	8,219	8,219
University of Washington, 5.36%, 10/10/07	16,250	16,250
Wells Fargo, 5.25%, 9/18/07	74,750	74,565
Westpac Banking, 5.166%, 11/7/07 (1)	14,250	14,113
Westpac Banking, 5.25%, 10/26/07 (1)	3,300	3,274
Whistlejacket Capital, 5.26%, 9/13/07 (1)	14,920	14,894
Whistlejacket Capital, 5.26%, 9/17/07 (1)	1,000	998
Yale University, 5.25%, 10/5/07	3,645	3,627
		1,073,153
Total Commercial Paper (Cost $3,212,781)		3,212,781
FUNDING AGREEMENTS 1.1%
Genworth Life Insurance, VR, 5.44%, 4/11/08 (5)	14,000	14,000
Genworth Life Insurance, VR, 5.45%, 1/14/08 (5)	30,000	30,000
ING USA Annuity & Life Insurance, 5.38%, 9/6/07 (5)	15,000	15,000
Transamerica Occidental Life Insurance, VR, 5.47%, 10/1/08 (5)	5,000	5,000
Total Funding Agreements (Cost $64,000)		64,000
MEDIUM-TERM NOTES 18.6%
Allied Irish Bank, VR, 5.518%, 8/18/08 (1)	23,000	23,000
Allstate Life Global Funding, VR, 5.33%, 10/3/08	6,000	6,000
Allstate Life Global Funding, VR, 5.36%, 6/30/08	26,000	26,005
American General Finance, VR, 5.49%, 6/27/08	4,000	4,005
American Honda Finance, VR, 5.33%, 4/14/08 (1)	20,000	20,000
American Honda Finance, VR, 5.33%, 7/7/08 (1)	11,100	11,100
American Honda Finance, VR, 5.38%, 6/23/08	2,500	2,501
Anglo Irish Bank, VR, 5.36%, 10/3/08 (1)	21,000	21,000
Australia & New Zealand Banking, VR, 5.52%, 8/22/08 (1)	32,400	32,401
Banco Santander Totta, VR, 5.599%, 8/15/08 (1)	31,000	31,000
Banco Santander U.S. Debt, VR, 5.37%, 9/21/07 (1)	14,000	14,000
Bank of Ireland, VR, 5.528%, 8/18/08	29,500	29,500
Bank of New York Mellon, VR, 5.511%, 10/14/08 (1)	25,000	25,000
Bank One, VR, 5.46%, 10/1/07	2,300	2,300
BMW US Capital, VR, 5.31%, 10/3/08 (1)	29,000	29,000
BNP Paribas, VR, 5.50%, 5/19/08 (1)	35,000	35,000
Citigroup, VR, 5.409%, 5/2/08	25,000	25,013
Danske Bank, VR, 5.508%, 8/19/08 (1)	10,000	10,000
GE Capital, VR, 5.591%, 4/11/08	18,500	18,509
GE Capital, VR, 5.598%, 5/19/08	6,000	6,004
GE Capital, VR, 5.694%, 10/17/07	14,900	14,900
Goldman Sachs, VR, 5.37%, 8/4/08	34,500	34,500
HBOS Treasury Services, VR, 5.30%, 10/7/07	36,750	36,750
HBOS Treasury Services, VR, 5.32%, 9/8/08 (1)	12,750	12,750
IBM, VR, 5.288%, 10/3/08 (1)	30,750	30,748
Intesa Bank Ireland, VR, 5.515%, 8/22/08	29,800	29,800
Irish Life & Permanent, VR, 5.521%, 8/21/08 (1)	35,700	35,700
JPMorgan Chase, VR, 5.31%, 10/2/08	21,000	21,000
JPMorgan Chase, VR, 5.43%, 1/25/08	18,500	18,505
K2, VR, 5.518%, 1/22/08	6,000	6,000
Kommunalkredit Austria, VR, 5.33%, 9/8/08 (1)	37,250	37,250
Lehman Brothers, VR, 5.53%, 9/26/08	13,000	13,000
Links Finance, VR, 5.33%, 7/11/08 (1)	11,900	11,899
MBNA Europe Funding, VR, 5.46%, 9/7/07 (1)	15,000	15,000
Merrill Lynch, VR, 5.485%, 10/19/07	3,000	3,001
Merrill Lynch, VR, 5.518%, 8/15/08	15,000	15,000
Metropolitan Life Global Funding, VR, 5.35%, 11/9/07 (1)	13,750	13,751
Metropolitan Life Global Funding, VR, 5.43%, 10/5/07 (1)	4,287	4,287
National Australia Bank, VR, 5.32%, 11/7/07 (1)	7,250	7,250
National Australia Bank, VR, 5.46%, 12/6/07	10,000	10,003
Nationwide Building Society, VR, 5.38%, 9/5/08 (1)	27,500	27,500
Nationwide Life Global Funding, VR, 5.495%, 9/26/08 (1)	33,500	33,500
Pacific Life Global Funding, VR, 5.34%, 8/8/08	26,750	26,750
Pricoa Global Funding I, VR, 5.495%, 9/26/08 (1)	34,900	34,900
Royal Bank of Canada, VR, 5.30%, 9/5/08 (1)	2,000	2,000
Royal Bank of Scotland, VR, 5.37%, 4/11/08 (1)	7,750	7,745
Sigma Finance, VR, 5.32%, 4/10/08 (1)	13,000	12,999
Sigma Finance, VR, 5.33%, 6/17/08	28,000	28,000
Sigma Finance, VR, 5.35%, 10/5/07	26,000	26,000
SLM Corporation, VR, 5.541%, 5/12/08 (1)	37,750	37,750
Svenska Handelsbanken, VR, 5.48%, 8/20/08	19,900	19,900
Toyota Motor Credit, VR, 5.35%, 4/15/08	5,000	5,001
UniCredito Italiano Bank of Ireland, VR, 5.35%, 8/11/08 (1)	33,500	33,500
Westpac Banking, VR, 5.31%, 9/5/08 (1)	10,000	10,000
Whistlejacket Capital, VR, 5.315%, 10/19/07	20,000	20,000
Whistlejacket Capital, VR, 5.513%, 11/15/07 (1)	21,000	20,999
Total Medium-Term Notes (Cost $1,088,976)		1,088,976

MUNICIPAL SECURITIES 4.9%
Colorado Housing Fin. Auth., Multi-Family
VRDN, 5.75%, 10/1/36	7,820	7,820
Colorado Housing Fin. Auth., Multi-Family
VRDN, 5.75%, 10/1/38	15,460	15,460
Colorado Housing Fin. Auth., Single Family
VRDN, 5.75%, 11/1/33	1,360	1,360
Colorado Housing Fin. Auth., Single Family
VRDN, 5.75%, 11/1/34	4,465	4,465
Colorado Housing Fin. Auth., Single Family
VRDN, 5.75%, 5/1/35	23,570	23,570
Colorado Housing Fin. Auth., Single Family
VRDN, 5.75%, 11/1/36	5,900	5,900
Gaithersburg, Asbury Obligation Group, VRDN, 5.60%, 1/1/36	9,405	9,405
Maryland CDA, Residential, VRDN, 5.90%, 9/1/31	27,310	27,310
Miami-Dade County IDA, South Florida Stadium Corp.
VRDN, 5.75%, 7/1/31	29,350	29,350
Mississippi, Nissan, GO, VRDN, 5.58%, 11/1/28	36,000	36,000
Southern Ute Indian Tribe, VRDN, 5.63%, 1/1/27	12,600	12,600
Texas PFA, Unemployment Obligation Trust
VRDN, 5.60%, 12/15/09	14,900	14,900
Texas, GO, Texas Veterans Land Board Housing
VRDN, 5.45%, 12/1/23	8,130	8,130
Texas, GO, Texas Veterans Land Board Housing
VRDN, 5.52%, 12/1/27	12,730	12,730
Texas, GO, Texas Veterans Land Board Housing
VRDN, 5.65%, 12/1/09	6,180	6,180
Texas, GO, Texas Veterans Land Board Housing
VRDN, 5.65%, 6/1/21	23,765	23,765
Texas, GO, Texas Veterans Land Board Housing
VRDN, 5.65%, 12/1/26	13,720	13,720
Virginia HDA, Single Family, VRDN, 5.75%, 1/1/46	35,500	35,500
Total Municipal Securities (Cost $288,165)		288,165

Total Investments in Securities
99.9% of Net Assets (Cost $5,839,763)		$5,839,763

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$1,474,415 and represents 25.2% of net assets.
(2)	Domestic certificates of deposit are issued by domestic branches of U.S. banks.
(3)	Eurodollar certificates of deposit are issued by foreign branches of U.S. or foreign banks.
(4)	Yankee certificates of deposit are issued by U.S. branches of foreign banks.
(5)	Restricted security
4(2)	Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period end amounts to $2,110,628 and represents 36.1% of net assets.
CDA	Community Development Administration/Authority
GO	General Obligation
HDA	Housing Development Authority
IDA	Industrial Development Authority/Agency
PFA	Public Finance Authority/Agency
VR	Variable Rate; rate shown is effective rate at period-end.
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer 's agent at a predetermined price (generally par)
on specified dates upon required notification; rate shown is effective rate at period-end.

(5) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities
(excluding 144A issues) at period-end amounts to $64,000 and represents 1.1% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Genworth Life Insurance, VR, 5.44%, 4/11/08	4/10/07	$14,000
Genworth Life Insurance, VR, 5.45%, 1/14/08	1/12/06	30,000
ING USA Annuity & Life Insurance, 5.38%, 9/6/07	2/22/05	15,000
Transamerica Occidental Life Insurance
VR, 5.47%, 10/1/08	11/1/04	5,000
Totals		$64,000

The fund has registration rights for certain restricted securities held as of August 31, 2007.
Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Prime Reserve Fund
Unaudited	August 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Prime Reserve Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2007, the cost of investments for federal income tax purposes was $5,839,763,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Prime Reserve Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 22, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	October 22, 2007